Property and equipment - Additional information (Details)	12 Months Ended
Dec. 31, 2019 CAD ($)
Property and equipment
Impairment of plasma atomization system and related inventory	$ 2,367,531
Net recoverable amount of plasma atomization system and related inventory	$ 0